BUSINESS ACQUISITIONS AND GOODWILL (Details 3)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 951,346		$ 1,030,399
MTM Animation [Member]
Business Acquisition [Line Items]
Working capital acquired			896,848
Short-term investment			55,816
Furniture and equipment			74,184
Intangible assets			792,146
ROU assets			954,475
Lease liability			(954,475)
Deferred revenue			(290,973)
Deferred tax liabilities			(209,919)
Payable to minority interest holders			(467,638)
Noncontrolling interest			(424,316)
Goodwill	$ 951,346	$ 1,287,516	1,030,399
Total consideration			$ 1,456,546